As filed with the Securities and Exchange Commission on March 5, 2019
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 217	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 219	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

270 Park Avenue
New York, New York, 10017
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Zachary Vonnegut-Gabovitch, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, NY 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on March 11, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), filed with the Commission on December 7, 2018 (Accession Number 0001193125-18-344883) (the Registration Statement”) are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 5th day of March, 2019.
J.P. Morgan Exchange-Traded Fund Trust
By:	Ogden Hammond *
Name: Ogden Hammond
Title: Interim President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on March 5, 2019.
Gary L. French*
Gary L. French
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Emily Youssouf*
Emily Youssouf
Trustee

Lauren A. Paino*
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Attorney-in-fact
Robert J. Grassi*
Robert J. Grassi
Trustee

Lawrence Maffia*
Lawrence Maffia
Trustee

Robert Deutsch*
Robert Deutsch
Trustee